Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Entity Central Index Key	0001681348
Entity Registrant Name	VivoPower International PLC
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	20-F
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Entity File Number	1-37974
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	The Scalpel, 18th Floor, 52 Lime Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3M 7AF
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	VVPR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	21,318,118
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Document Registration Statement	false
Auditor Name	PKF Littlejohn LLP
Auditor Location	15 Westferry Circus
Auditor Firm ID	2814
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	The Scalpel, 18th Floor, 52 Lime Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3M 7AF
Entity Address, Country	GB
City Area Code	7941
Local Phone Number	166-696
Contact Personnel Name	Kevin Chin, Chief Executive Officer